Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2014
Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Real Estate Securities Fund seeks to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Securities Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund defines a real estate related company as one that derives at least 50% of its revenue from, or has at least 50% of the value of its assets in, real estate, including the ownership, construction, management or sale of real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.
  The Sub-Adviser generally looks for real estate securities that have the potential to provide superior returns to the Fund and focuses on companies with the potential for stock price appreciation and a record of paying dividends.
  The Fund may invest in equity securities of REITs and other real estate related companies located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of REITs and other real estate related companies located in emerging markets.
  The Fund is non-diversified and will invest primarily in equity REITs, including, but not limited to, mortgage and hybrid REITs, but, in changing market conditions, may invest in other types of REITs.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Sub-Adviser uses different investment techniques to identify securities it believes would be the most profitable to the Fund over the long term. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in equity securities of real estate investment trusts (“REITs”) and other real estate related companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  There is no guarantee that the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or real estate market, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price does not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  The Fund concentrates its assets in the real estate industry, so an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.
  The Fund may at times be more concentrated in particular sub-sectors of the real estate industry, such as apartments, retail, hotels, offices, industrial, health care and others. As such, its performance would be especially sensitive to developments that significantly affect those businesses.
  In addition, equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit they extend. Equity and mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
  The Fund is subject to interest rate risk, which is the risk that REITs and other real estate related company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.
  Some of the REITs and other real estate related company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.
  Small-sized companies have historically been more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries.Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.
  The Fund is “non-diversified,” meaning it may invest in securities of relatively few issuers and the performance of one or a small number of issuers may affect overall Fund performance more than if the Fund invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  The Fund is “non-diversified,” meaning it may invest in securities of relatively few issuers and the performance of one or a small number of issuers may affect overall Fund performance more than if the Fund invested in a larger number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for an unregistered predecessor fund with substantially similar investment objectives, policies and strategies of the Fund can be found in the section entitled “Related Performance Information” beginning on page 165. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 32.06% 9/2009	Worst Quarter: (39.93)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to September 30, 2013, the Fund’s primary broad-based market index was the Dow Jones U.S. Select Real Estate Securities IndexSM. The Fund changed its primary broad-based index because the FTSE EPRA/NAREIT Developed Index shows how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans, or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period. Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Real Estate Securities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	$ 1,294
2007	rr_AnnualReturn2007	(16.23%)
2008	rr_AnnualReturn2008	(40.35%)
2009	rr_AnnualReturn2009	31.21%
2010	rr_AnnualReturn2010	28.80%
2011	rr_AnnualReturn2011	8.51%
2012	rr_AnnualReturn2012	17.09%
2013	rr_AnnualReturn2013	1.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.93%)
One Year	rr_AverageAnnualReturnYear01	1.49%
Five Years	rr_AverageAnnualReturnYear05	16.86%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
Real Estate Securities Fund | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.59%)	[1]
Five Years	rr_AverageAnnualReturnYear05	15.41%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.26%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[1]
Real Estate Securities Fund | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.53%	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	13.20%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[1],[2]
Real Estate Securities Fund | Dow Jones U.S. Select Real Estate Securities Index℠ (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.31%	[3]
Five Years	rr_AverageAnnualReturnYear05	16.44%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[3]
Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.67%	[3]
Five Years	rr_AverageAnnualReturnYear05	15.24%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[3]

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans, or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
[3]	Prior to September 30, 2013, the Fund's primary broad-based market index was the Dow Jones U.S. Select Real Estate Securities IndexSM. The Fund changed its primary broad-based index because the FTSE EPRA/NAREIT Developed Index shows how the Fund's performance compares with the returns of an index of securities that are closer to those in which the Fund invests.